Schedule of Investments (unaudited)
February 28, 2021
BlackRock Energy Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Energy Equipment & Services — 2.7%
Baker Hughes Co.	116,988	$ 2,863,866
Poseidon Concepts Corp.(a)	35,081	21
Schlumberger NV	43,068	1,202,028
		4,065,915
Food Products — 1.0%
Darling Ingredients, Inc.(a)	23,050	1,453,072
Oil, Gas & Consumable Fuels — 94.1%
Aker BP ASA	95,779	2,493,738
BP PLC	1,567,949	6,421,578
Cairn Energy PLC	491,697	1,310,885
Canadian Natural Resources Ltd.	128,915	3,516,140
Chevron Corp.	200,968	20,096,800
CNOOC Ltd.	1,854,000	2,223,994
ConocoPhillips	189,170	9,838,732
EOG Resources, Inc.	28,191	1,820,011
Equinor ASA	170,250	3,228,688
Exxon Mobil Corp.	184,491	10,030,776
Galp Energia SGPS SA	105,245	1,176,474
Hess Corp.	67,962	4,453,550
Kinder Morgan, Inc.	252,965	3,718,585
Kosmos Energy Ltd.	568,536	1,751,091
Longview Energy Co. (Acquired 08/13/04, cost $1,281,000)(a)(b)(c)	85,400	125,538
LUKOIL PJSC, ADR	16,936	1,261,925
Marathon Petroleum Corp.	88,273	4,821,471
Oil Search Ltd.	365,672	1,187,005
Petroleo Brasileiro SA, ADR	282,498	2,240,209
Pioneer Natural Resources Co.	34,646	5,147,356
Royal Dutch Shell PLC, B Shares	878,006	17,211,846
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Santos Ltd.	341,916	$ 1,894,301
Suncor Energy, Inc.	274,992	5,460,512
TC Energy Corp.	119,709	5,013,743
TOTAL SE	280,847	13,095,930
Valero Energy Corp.	72,422	5,575,046
Williams Cos., Inc.	185,394	4,234,399
		139,350,323
Total Long-Term Investments — 97.8% (Cost: $123,727,443)		144,869,310
Short-Term Securities(d)(e)
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	1,604,980	1,604,980
Total Short-Term Securities — 1.1% (Cost: $1,604,980)		1,604,980
Total Investments — 98.9% (Cost: $125,332,423)		146,474,290
Other Assets Less Liabilities — 1.1%		1,598,856
Net Assets — 100.0%		$ 148,073,146
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $125,538, representing 0.1% of its net assets as of period end, and an original cost of $1,281,000.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 4,933,763	$ —	$ (3,328,783)(a)	$ —	$ —	$ 1,604,980	1,604,980	$ 1,188	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	66(a)	—	(66)	—	—	—	13(c)	—
				$ (66)	$ —	$ 1,604,980		$ 1,201	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Energy Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$ 4,065,894	$ 21	$ —	$ 4,065,915
Food Products	1,453,072	—	—	1,453,072
Oil, Gas & Consumable Fuels	87,718,421	51,506,364	125,538	139,350,323
Short-Term Securities
Money Market Funds	1,604,980	—	—	1,604,980
	$ 94,842,367	$ 51,506,385	$ 125,538	$ 146,474,290
Portfolio Abbreviation
ADR	American Depositary Receipt
2